Acquisitions - Stillwater - Assets/liabilities, gain (Details) $ in Millions	May 04, 2017 ZAR (R)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	May 04, 2017 USD ($)	May 04, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Environmental rehabilitation obligation		R (1,696,900,000)	R (672,700,000)	R (312,100,000)
Gain on Acquisition
Goodwill expected to be deductible for tax purposes		0
Goodwill		R 6,854,900,000	R 6,889,600,000	R 6,396,000,000			R 936,000,000
Stillwater
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Property, plant and equipment					$ 2,293.2	R 29,948,600,000
Other non-current assets					6.9	90,800,000
Inventories					159.7	2,085,400,000
Current investments					278.9	3,642,200,000
Cash and cash equivalents					137.2	1,792,200,000
Other current assets					37.3	487,300,000
Borrowings					(454.6)	(5,937,600,000)
Environmental rehabilitation obligation					(23.9)	(312,100,000)
Deferred tax liabilities					(573.2)	(7,486,300,000)
Other non-current liabilities					(19.9)	(260,300,000)
Trade and other payables					(88.1)	(1,150,100,000)
Other current liabilities					(1.8)	(23,300,000)
Total fair value of identifiable net assets acquired					1,751.7	22,876,800,000
PGM (4E) basket price (R/oz)	R 1,375
Palladium price (USD/oz)	R 880
Gain on Acquisition
Consideration					2,200.0	28,750,700,000
Fair value of identifiable net assets					(1,751.7)	(22,876,800,000)
Goodwill recognised as of acquisition date					$ 449.7	5,873,900,000
Goodwill expected to be deductible for tax purposes						R 0
Stillwater And East Boulder Mines And Columbus Metallurgical Complex [Member]
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Discount rate used in current estimate of value in use					8.60%	8.60%
Blitz Project[ Member]
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Discount rate used in current estimate of value in use					10.30%	10.30%